Consolidated Balance Sheet - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Noncurrent assets
Intangible assets	€ 206	€ 16
Property, plant and equipment	1,484	2,102
Right-of-use assets	3,018	1,937
Other non-current financial assets	91	41
Other non-current non-financial assets	89	0
Total non-current assets	4,888	4,096
Current assets
Other financial assets	6,233	5,404
Other non-financial assets	3,236	579
Cash and cash equivalents	132,939	43,264
Total current assets	142,408	49,247
Total assets	147,296	53,343
Equity.
Subscribed capital.	8,735	6,468
Capital and other reserves	221,785	71,629
Accumulated deficit.	(147,081)	(83,123)
Total equity	83,439	(5,026)
Noncurrent liabilities
Advance payments received from customers	44,756	38,972
Financial liabilities	6,353	5,335
Total non-current liabilities	51,109	44,307
Current liabilities.
Financial liabilities	472	9,388
Trade and other payables	7,582	2,874
Other liabilities 1	2,492	1,689
Provisions	2,202	111
Total current liabilities	12,748	14,062
Total equity and liabilities	€ 147,296	€ 53,343